CAPITAL STOCK AND STOCK COMPENSATION (Narrative) (Details)	1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 31, 2018 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reorganization Items, net | $		$ 233,000	$ 3,849,000	$ 520,000	$ (4,471,000)		$ 131,000	$ 5,659,000
Restricted stock or unit expense | $						$ 2,982,000	$ 2,157,000	2,380,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						8 years 9 months 4 days	7 years 11 months 16 days
Stock options, compensation expense (income) | $						$ 826,000	$ 684,000	$ 431,000
Share based compensation expense, unrecognized | $						$ 3,066,000
Share based compensation expense, unrecognized, period						1 year 7 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares						13,961
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased | $ / shares						$ 18.66
Stock Repurchased and Retired During Period, Shares | shares						160,000
Stock Repurchased and Retired During Period, Value | $						$ 3,177,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares						$ 19.86
Stock Repurchase Program, Authorized Amount | $						$ 30,000,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares	4,989
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased | $ / shares	$ 17.81
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Performance Payout Percentage						130.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Performance Payout Percentage						150.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares							33,709
Granted, per share | $ / shares						$ 19.73	$ 15.00
Convertible into Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares						29,206
Granted, per share | $ / shares						$ 24.35
Convertible into Restricted Stock Units [Member] | 2015 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares						11,383
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, options | shares						(148,271)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $		$ 7,000				$ 20,000	$ 7,000
Employee Stock Option [Member] | Certain Employees and Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, options | shares						148,271	127,559
Grants, options, per share | $ / shares						$ 8.48	$ 4.55	$ 2.26	$ 1.86
Lower range, price | $ / shares						18.21	19.04
Upper range, price | $ / shares						22.42	30.93
Spin Off Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, shares authorized under stock option plans, exercise price range, outstanding options, weighted average exercise price | $ / shares		$ 23.65				21.09	$ 23.65
Spin Off Options [Member] | Exercise Prices Ranging from $19.04 to $30.94 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range, price | $ / shares						$ 18.21
Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive Plan stock option compensation costs to be recognized over remaining vesting period | $		$ 427,000				$ 124,000	$ 427,000
Management Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans | shares						2,000,000
Management Incentive Compensation Plan [Member] | Time Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares						66,503	76,585	0
Granted, per share | $ / shares						$ 18.91	$ 15.00
Management Incentive Compensation Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares						30,856
Management Incentive Compensation Plan [Member] | Convertible into Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares							24,953
Management Incentive Compensation Plan [Member] | Spin Off Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate							2.18%	1.79%	1.79%
Fair value assumptions, expected dividend rate						0.00%	0.00%	0.00%	0.00%
Fair value assumptions, expected volatility factor | $						0.44	0.40	0.40	0.40
Management Incentive Compensation Plan [Member] | Spin Off Options [Member] | Exercise Prices Ranging from $19.04 to $30.94 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Upper range, price | $ / shares						$ 30.93
Management Incentive Compensation Plan [Member] | Spin Off Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate						1.95%
Management Incentive Compensation Plan [Member] | Spin Off Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate						2.11%
Non-Employee Director Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans | shares						400,000
Non-Employee Director Incentive Compensation Plan [Member] | Restricted Stock [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares						38,938	32,067
Granted, per share | $ / shares							$ 13.72
Non-Employee Director Incentive Compensation Plan [Member] | Common Class A [Member] | Restricted Stock [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, per share | $ / shares						$ 20.03
OSG Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reorganization Items, net | $						$ 131,000	$ 131,000	$ 5,659,000